Parent Company Financial Statements	11 Months Ended
Mar. 31, 2012
Parent Company Financial Statements
S.	Parent Company Financial Statements:

The following are the condensed financial statements for Mayflower Bancorp, Inc. (the “Parent Company”) only:

BALANCE SHEETS

(In Thousands)

	March 31,	April 30,
	2012	2011
ASSETS
Cash	$16	$1
Investment in subsidiary	21,822	21,126
Deferred income tax asset, net	46	50

Total Assets	$21,884	$21,177

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other liabilities	$0	$0

Total Liabilities	0	0

Commitments and contingencies

STOCKHOLDERS’ EQUITY
Preferred stock $1.00 par value; authorized 5,000,000 shares; issued—none	0	0
Common stock $1.00 par value; authorized 15,000,000 shares; issued 2,063,067 shares at March 31, 2012 and 2,075,035 shares at April 30, 2011	2,063	2,075
Additional paid-in capital	4,321	4,326
Retained earnings	14,710	14,062
Accumulated other comprehensive income	790	714

Total Stockholders’ Equity	21,884	21,177

Total Liabilities and Stockholders’ Equity	$21,884	$21,177

STATEMENTS OF INCOME

(In Thousands)	11 Months Ended March 31,	Year Ended April 30,
	2012	2011
Dividends received from subsidiary	$600	$535
Non-interest expense	3	2

Income before income taxes	597	533
Income tax expense	0	2

Income before equity in undistributed earnings of subsidiary	597	531
Equity in undistributed earnings of subsidiary	620	807

Net income	$1,217	$1,338

STATEMENTS OF CASH FLOWS

	11 Months Ended March 31,	Year Ended April 30,
(In Thousands)	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,217	$1,338

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(620)	(807)
Grants of restricted stock	6	0
Stock based compensation	11	0
(Increase) decrease in refundable income taxes	0	6
Deferred income taxes	4	6

Net cash provided by operating activities	618	543

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Company stock	0	53
Repurchase of Company stock	(106)	(100)
Dividends paid	(497)	(500)

Net cash used by financing activities	(603)	(547)

Net increase (decrease) in cash	15	(4)

Cash, beginning of year	1	5

Cash, end of year	$16	$1